INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories

Inventories consist of the following:

	March 31, 2019	March 31, 2018
Direct smelting ore and stockpile ore	$1,794	$1,071
Concentrate inventory	5,201	5,513
Total stockpile and concentrate	6,995	6,584
Material and supplies	3,841	4,434
	$10,836	$11,018